Borrowings - Long-Term Debt Obligations (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Long-Term Debt Obligations:
December 31, 2017	$ 56,402
December 31, 2018	68,194
December 31, 2019	126,004
December 31, 2020	111,164
December 31, 2021	698,688
December 31, 2022 and thereafter	50,781
Total	$ 1,111,233	$ 1,216,614